Pension plan obligations (Details 6)	12 Months Ended
Dec. 31, 2025
Discount Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Reduction of R$ 284,643
Discount Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Reduction of R$ 235,031
Discount Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 340,399
Discount Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 229,336
Life Expectation [Member] | Increase Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 60,126
Life Expectation [Member] | Increase Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 83,002
Life Expectation [Member] | Decrease Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Reduction of R$ 58,845
Life Expectation [Member] | Decrease Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Reduction of R$ 78,236
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 11,442
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Reduction of R$ 11,988
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations